Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2026 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 28,468
Credit loss expense	34,154
Recoveries	3,515
Write-Offs	(32,108)
Other	(610)	[1]
Ending balance	33,419
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	9,499
Credit loss expense	31,614
Recoveries	1,244
Write-Offs	(27,588)
Other	(32)	[1]
Ending balance	14,737
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,524	[2]
Credit loss expense	2,979	[2]
Recoveries	2,271	[2]
Write-Offs	(4,428)	[2]
Other	(551)	[1],[2]
Ending balance	4,795	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	14,445
Credit loss expense	(439)
Recoveries	0
Write-Offs	(92)
Other	(27)	[1]
Ending balance	$ 13,887

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were ($99) and $261 for the three months ended September 30, 2026 and 2025, respectively, and $145 and $479 for the nine months ended September 30, 2026 and 2025, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.